Preferred Stock and Stock Warrants (Details) (USD $)	12 Months Ended				1 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 28, 2008	Dec. 31, 2012 Restated Amount Reflecting Reverse Stock Split [Member]	Mar. 28, 2008 Series A Warrant [Member]	Mar. 28, 2008 Series A Warrant [Member] Restated Amount Reflecting Reverse Stock Split [Member]	Mar. 28, 2008 Series B Warrant [Member]	Mar. 28, 2008 Series B Warrant [Member] Restated Amount Reflecting Reverse Stock Split [Member]	Mar. 28, 2008 Series A and B Warrant [Member]	Dec. 31, 2010 Series A and B Warrant [Member]	Dec. 31, 2009 Series A and B Warrant [Member]	Dec. 31, 2008 Series A and B Warrant [Member]	Dec. 31, 2010 Class C Warrants [Member]	Dec. 31, 2010 Class C Warrants [Member] Restated Amount Reflecting Reverse Stock Split [Member]
Class of Stock [Line Items]
Conversion cannot surpass total Company's common stock outstanding at that time	4.99%
Preferred stock liquidation preference	$ 5.10			$ 40.80
Preferred Units, Issued			9,117,647		1,940,885		1,933,637						8,333
Warrant, exercise price					$ 10.20	$ 81.60	$ 12.75	$ 102					$ 15	$ 120
Common stock price per share			$ 15,500,000		$ 81.60		$ 102						$ 120
Warrant rights of exercisable amount of comon stock					242,611		241,705						66,666	8,333
Warrant expiration date					Mar. 28, 2013		Mar. 28, 2013
Fair value assumption, expected lives									5 years	3 years			2 years 9 months
Fair value assumption, expected volatility									89.00%	57.00%			54.00%
Fair value assumption, risk-free interest rate									2.51%	1.67%			1.25%
Fair value assumption, dividend yield									0.00%	0.00%			0.00%
Common stock rights relinquished due to warrant equity treatment change												11,623,566
Adjustment to additional paid in capital												$ 6,020,000
Retained earnings (accumulated deficit)										36,502,385		2,792,017
Warrant liabilities												8,812,017
Fair value of the warrants											44,304,034
Gain (loss) recognized from change in fair value of warrants										7,801,649	(35,492,017)
Retirement benefit plans expense	$ 4,708,372	$ 3,370,869											$ 558,180